Other Liabilities (Details) - COP ($) $ in Millions		12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024
Other Liabilities [Line Items]
Payment received from the sale		$ 832
López de Galarza [Member]
Other Liabilities [Line Items]
Payment received from the sale	$ 2,484